Intangibles, Net	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Intangibles, Net

Note 6 – Intangibles, Net

As of December 31, 2022, intangible assets, net, other than goodwill, consist of following:

Name	Estimated Life (Years)	Balance as of December 31, 2021	Additions	Amortization	Balance as of December 31, 2022
Intellectual property/technology	5-7	$5,427,294	$—	$(953,433)	$4,473,861
Customer base	3-10	4,047,319	—	(1,161,662)	2,885,657
Tradenames and trademarks	5-10	1,985,236	—	(227,345)	1,757,891
Non-compete agreement	2-4	831,501	—	(495,568)	335,933
Platform development costs	3	995,880	817,029	(480,393)	1,332,516
Internal use software costs	3	278,264	618,061	(174,530)	721,795
Total intangible assets, net		$13,565,494	$1,435,090	$(3,492,931)	$11,507,653

As of December 31, 2021, intangible assets, net other than goodwill, consist of the following:

Name	Estimated Life (Years)	Balance as of December 31, 2020	Additions	Amortization	Balance as of December 31, 2021
Intellectual property/technology	5-7	$231,146	$5,671,026	$(474,878)	$5,427,294
Customer base	3-10	38,400	4,411,499	(402,580)	4,047,319
Tradenames and trademarks	5-10	31,040	2,082,338	(128,142)	1,985,236
Non-compete agreement	2-4	67,042	901,198	(136,739)	831,501
Platform development costs	3	72,899	1,097,808	(174,827)	995,880
Internal use software costs	3	—	278,264	—	278,264
Total intangible assets, net		$440,527	$14,442,133	$(1,317,166)	$13,565,494

The weighted average remaining amortization period in years is 4.5 years. Amortization expense for the years ended December 31, 2022 and 2021 was $3,492,931 and $1,317,166, respectively. For the year ended December 31, 2022, amortization expense of $480,393 related to the platform development costs was included as part of the cost of goods sold.

AGEAGLE AERIAL SYSTEMS INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

Note 6 – Intangibles, Net-Continued

 For the following years ending, the future amortization expenses consist of the following:

	For the Years Ending December 31,
	2023	2024	2025	2026	2027	Thereafter	Total
Intellectual property/ technology	$808,968	$808,968	$808,968	$808,968	$808,968	$429,021	$4,473,861
Customer base	1,137,663	889,364	141,145	141,145	141,145	435,195	2,885,657
Tradenames and trademarks	207,944	207,944	207,944	207,944	207,944	718,171	1,757,891
Non-compete agreement	335,933	—	—	—	—	—	335,933
Platform development costs	662,350	487,751	182,415	—	—	—	1,332,516
Internal use software costs	298,775	298,775	124,245	—	—	—	721,795
Total Intangible Assets, Net	$3,451,633	$2,692,802	$1,464,717	$1,158,057	$1,058,057	$1,582,387	$11,507,653